Income taxes	12 Months Ended
Jan. 31, 2012
Income taxes [Text Block]

NOTE 9 – Income taxes

As of January 31 our deferred tax asset is as follows:

	January 31, 2012	January 31, 2011
Net operating loss carryforwards	$8,681,000	$8,484,000
Temporary book and tax depreciation differences	(33,000)	(1,000)
Temporary accrued expense differences	68,000	60,000
Temporary non-qualified stock option expense differences	292,000	307,000
Temporary book and tax impairment loss differences	18,000	-
Less valuation allowance	(9,026,000)	(8,850,000)
	$-	-

Management has elected to provide a deferred tax asset valuation allowance equal to the potential benefit due to our history of losses. If we demonstrate the ability to generate taxable income, management will re-evaluate the allowance. The change in the valuation allowance of $176,000 and $(88,000) in the years ended January 31, 2012 and 2011 primarily represents the benefit of the change in net operating loss carry-forwards during the period.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved. We have federal and state net operating loss carry-forwards that are available to offset future taxable income. The schedule below shows the amounts and expiration dates for the net operating loss carry-forwards.

January 31, 2012
Federal net operating loss carry-forwards:
Expiring January 31, 2025	$313,895
Expiring January 31, 2026	2,785,529
Expiring January 31, 2027	4,652,642
Expiring January 31, 2028	3,285,552
Expiring January 31, 2029	5,314,524
Expiring January 31, 2030	3,810,115
Expiring January 31, 2031	2,559,067
Expiring January 31, 2032	451,296
Expiring January 31, 2033	2,271,520

Total Federal net operating loss carry-forwards	$25,444,140

Arizona net operating loss carry-forwards:	January 31, 2012
Expiring January 31, 2012	$-
Expiring January 31, 2013	5,510,233
Expiring January 31, 2014	3,639,611
Expiring January 31, 2015	2,551,517
Expiring January 31, 2016	386,040
Expiring January 31, 2017	2,271,470

Total Arizona net operating loss carry-forwards	$14,358,871

A reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 34% for the years ended January 31, 2012 and 2011 is as follows:

	January 31, 2012	January 31, 2011

Income tax benefit at federal statutory rate	$(738,000)	$(6,281,000)
State income tax benefit, net of effect on federal taxes	(174,000)	(1,391,000)
Permanent differences and other (federal)	678,000	6,082,000
Permanent differences and other (state)	58,000	1,678,000
Increase (decrease) in valuation allowance	176,000	(88,000)

Income tax expenses (benefit)	$-	$-